INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2018	2017
Statutory tax rate	27.00%	26.00%
Loss before taxes	2,856,161	2,661,589
Income tax recovery calculated at statutory rate	771,163	692,013
Non-deductible expenditures	(200,062)	(88,941)
Other	8,253	27,136
Unrecognized tax benefit	(579,354)	(630,208)
INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2018	2017
	$	$
Mineral property interests	1,212,247	1,173,590
Non-capital losses	4,848,123	4,312,706
Property and equipment	187,968	198,165
Other items	180,194	147,184

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,428,532	5,831,645